Stockholders' Equity (Details Narrative) - $ / shares				3 Months Ended		12 Months Ended
	Apr. 13, 2020	Apr. 13, 2020	Aug. 14, 2015	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock issued during period, shares, restricted stock				0		15,728,136
Preferred stock, shares authorized				10,000,000		10,000,000	10,000,000
Preferred stock, par value				$ 0.001		$ .001	$ .001
Preferred stock voting rights, description				The voting rights equal to 10 shares of common stock.		The voting rights equal to 10 shares of common stock.
Conversion terms of preferred stock				Each share of Series F Preferred Stock is convertible into 0.1% of the issued and outstanding stock at the time of conversion.
Number of common stock issued				1,004,137
Common stock, shares authorized	900,000,000	900,000,000		900,000,000		900,000,000	900,000,000
Common stock, par value				$ 0.498		$ 0.498	$ 0.498
Common stock voting rights, description				Holders of common stock have one vote per share.		Holders of common stock have one vote per share
Common stock, shares issued				17,875,488	570,859,333	16,871,351
Common stock, shares outstanding				17,875,488	570,859,333	16,871,351
Reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split		1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split
Series E Preferred Stock [Member]
Preferred stock, shares authorized				6,000,000		6,000,000
Preferred stock, shares issued				5,000,000		5,000,000	6,000,000
Preferred stock, shares outstanding				5,000,000		5,000,000	6,000,000
Number of common stock issued							5,000,000
Series F Preferred Stock [Member]
Preferred stock, shares authorized							10,000
Preferred stock, shares issued				10,000		10,000	10,000
Preferred stock, shares outstanding				10,000		10,000	10,000
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member]
Share exchange agreement, description			(i) at least 99% and up to 100% of the total issued and outstanding shares of Class A Common Stock and (ii) 100% of the total issued and outstanding shares of Class B Common Stock, of Snöbar Holding. In accordance with the terms and provisions of the Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of Snöbar Holdings' Class A and Class B Common Stock from Snöbar Shareholders, with Snöbar Holdings becoming a wholly owned subsidiary of the Company, in exchange for the issuance to the Snöbar Shareholders of 22,500,000 shares of restricted common stock of the Company and the issuance of 2,500,000 restricted shares of the Company's common stock to certain other persons
Stock issued during period, shares, restricted stock			22,500,000
Share Exchange Agreement [Member] | Snobar Holdings' shareholders [Member] | Restricted Common Stocks [Member]
Stock issued during period, shares, restricted stock			2,500,000